Marketable Securities (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Current financial assets	$ 556	$ 1,579
Derivative Warrants [member] | Medgold Resources Corporation [member]
Disclosure of financial assets [line items]
Current financial assets		313
Derivative Warrants [member] | Prospero Silver Corporation [member]
Disclosure of financial assets [line items]
Current financial assets	1
Equity investments [member] | Medgold Resources Corporation [member]
Disclosure of financial assets [line items]
Current financial assets		$ 1,266
Equity investments [member] | Prospero Silver Corporation [member]
Disclosure of financial assets [line items]
Current financial assets	$ 555